ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - shares		1 Months Ended
	May 13, 2021	May 31, 2021	Nov. 30, 2022	Nov. 30, 2021	May 12, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock, shares authorized	1,000,000		1,000,000	1,000,000	10,000
Stock split ratio	250-for-1 forward stock split
Common stock, shares outstanding	500,000		500,000	500,000
Robert Mount and Lynn Barney [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued		2,000